COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES

8.            COMMITMENTS AND CONTINGENCIES

License Agreements

On June 26, 2014, the Company and The General Hospital Corporation, d/b/a Massachusetts General Hospital (“MGH”) entered into two license agreements (the “Agreements”), which Agreements replace the single license agreement between the Company and MGH dated April 27, 2009, as amended by letter dated June 21, 2011 and agreement dated October 31, 2011 (the “Original Agreement”). The Agreements provide exclusive licenses for the Company’s two lead product candidates, BFPET and CardioPET, two of the three cardiac imaging technologies covered by the Original Agreement. The Company and MGH are in discussions regarding the exclusive license to VasoPET, the third product candidate covered by the Original Agreement, the Company’s rights to which ceased upon the termination of the Original Agreement contemporaneously with the execution of the new Agreements. The Agreements were entered into primarily for the purpose of separating the Company’s rights and obligations with respect to its different product development programs. Each of the Agreements requires the Company to pay MGH an initial license fee of $175,000 and annual license maintenance fees of $125,000 each. The Agreements require the Company to meet certain obligations, including, but not limited to, meeting certain development milestones relating to clinical trials and filings with the United States Food and Drug Administration. MGH has the right to cancel or make non-exclusive certain licenses on certain patents should the Company fail to meet stipulated obligations and milestones. Additionally, upon commercialization, the Company is required to make specified milestone payments and royalties on commercial sales.  The Company is amortizing the cost of these intangible assets over the remaining useful life of the Agreements of 10 years.

On July 31, 2015, the Company paid annual maintenance fees of $125,000 for each of its license agreements.  These costs are recorded as prepaid expenses, included in prepaid expenses and other current assets on the Company’s balance sheet and expensed over the term of one year. For the nine months ended September 30, 2015, the Company has recorded license fee expense of $83,333.

The Company is current with all stipulated obligations and milestones under the Agreements and the Agreements remain in full force and effect. The Company believes that it maintains a good relationship with MGH and will be able to obtain waivers or extension of its obligations under the Agreement, should the need arise. If MGH were to refuse to provide the Company with a waiver or extension of any of its obligations or were to cancel or make the license non-exclusive, this would have a material adverse impact on the Company as it may be unable to commercialize products without exclusivity and would lose its competitive edge for portions of the patent portfolio.

Clinical Research Services Agreements

On September 7, 2012, the Company entered into a Clinical Research Services Agreement with SGS Life Science Services (“SGS”), a company with its registered offices in Belgium, for clinical research services relating to the Company’s CardioPET Phase II study to assess myocardial perfusion and fatty acid uptake in coronary artery disease (CAD) patients. The phase II trial will be an open label trial designed to assess the safety and diagnostic performance of CardioPET as compared to stress echocardiography, myocardial perfusion imaging and angiography as a gold standard of background disease.

In addition, the Company engaged FGK Representative Service GmbH to serve as the Company’s sponsor in compliance with the laws governing clinical trials conducted in the European Union.  On February 28, 2013, the Company announced that the Phase II trial had begun and released the initial data and images from the trial. On February 6, 2014, the Company presented interim data from the trial at the SNMMI mid-winter meeting.  On October 20, 2014, the Company presented additional interim data at the EANM meeting in Gothenburg, Sweden. In December 2014, the Company announced that the enrollment for a Phase II clinical trial of CardioPET was closed. The estimated remaining cost payable to SGS through the completion of the trial is approximately $330,000.

On May 23, 2014, the Company entered into a Master Services Agreement with PPD Development, LP, a clinical research organization engaged in the business of managing clinical research programs and providing clinical development and other related services, for the clinical research services relating to the Company’s BFPET Phase II study.  The Phase II trial will be an open label trial designed to assess the safety and diagnostic performance of BFPET.  Multiple trial sites are planned in various locations in the United States.  In connection with this agreement, the Company has recorded approximately $285,000 as of September 30, 2015 related to start-up costs.  The trial is expected to commence in the near future. The estimated cost of this program is $1.7 million.

Executive Employment Contracts

The Company maintains employment contracts with key Company executives that provide for the continuation of salary and the grant of certain options to the executives if terminated for reasons other than cause, as defined within the agreements.

Operating Lease Commitment

In July 2011, the Company entered into a three-year lease for office space, which commenced May 1, 2012 and was to expire on April 30, 2015. On July 1, 2014, the Company increased its office space and amended this agreement. The amended annual minimum lease payments for this office space are $76,200 per year plus common area costs. In accordance with the amended agreement, the Company maintains a $9,525 security deposit.  On February 24, 2015, the Company signed a three-year renewal of the lease which will expire on April 30, 2018. Subsequent to April 30, 2016, the Company will have the option to terminate the lease with 6 months prior notice. The future minimum lease payments remaining through April 30, 2018 are as follows:

Year ending December 31:
2015	$19,050
2016	76,200
2017	76,200
2018	25,400
Total	$196,850

Rent expense, net of sublease income, was $57,634 and $55,630 for the nine months ended September 30, 2015 and 2014, respectively.

Legal Contingencies

In July 2013, an action was filed against the Company in the United States District Court for the District of Nevada. The action, Todd Nelson v. Fluoropharma Medical, Inc. and Does 1 through 10, No. 13 CV 01152 JAD CWH, alleges that the plaintiff suffered losses attributable to the Company’s refusal to honor certain stock options after February 28, 2012.  Plaintiff seeks at least $325,200 in damages, as well as punitive and exemplary damages, prejudgment interest, and costs. Discovery has closed and on April 13, 2015, the Company filed a motion for summary judgment seeking to dismiss the entire action with prejudice.  The motion for summary judgment has been fully submitted and the Company anticipates the Court scheduling oral argument.  Management believes that it has meritorious defenses in all such matters, and accordingly, no accrual has been recorded for these matters as of September 30, 2015.

The Company is not aware of any other material, active, pending or threatened proceeding, nor is the Company, or any subsidiary, involved as a plaintiff or defendant in any other material proceeding or pending litigation.

License Agreements

On June 26, 2014, the Company and The General Hospital Corporation, d/b/a Massachusetts General Hospital (“MGH”) entered into two license agreements (the “Agreements”), which Agreements replace the single license agreement between the Company and MGH dated April 27, 2009, as amended by letter dated June 21, 2011 and agreement dated October 31, 2011 (the “Original Agreement”). The Agreements provide exclusive licenses for the Company’s two lead product candidates, BFPET and CardioPET, two of the three cardiac imaging technologies covered by the Original Agreement. The Company and MGH are in discussions regarding the exclusive license to VasoPET, the third product candidate covered by the Original Agreement, the Company’s rights to which ceased upon the termination of the Original Agreement contemporaneously with the execution of the new Agreements. The Agreements were entered into primarily for the purpose of separating the Company’s rights and obligations with respect to its different product development programs. Each of the Agreements requires the Company to pay MGH an initial license fee of $175,000 and annual license maintenance fees of $125,000 each. The Agreements require the Company to meet certain obligations, including, but not limited to, meeting certain development milestones relating to clinical trials and filings with the United States Food and Drug Administration. MGH has the right to cancel or make non-exclusive certain licenses on certain patents should the Company fail to meet stipulated obligations and milestones. Additionally, upon commercialization, the Company is required to make specified milestone payments and royalties on commercial sales.  The Company is amortizing the cost of these intangible assets over the remaining useful life of the Agreements of 10 years.

The Company is current with all stipulated obligations and milestones under the Agreements and the Agreements remain in full force and effect. The Company believes that it maintains a good relationship with MGH and will be able to obtain waivers or extension of its obligations under the Agreement, should the need arise. If MGH were to refuse to provide the Company with a waiver or extension of any of its obligations or were to cancel or make the license non-exclusive, this would have a material adverse impact on the Company as it may be unable to commercialize products without exclusivity and would lose its competitive edge for portions of the patent portfolio.

During 2014, the Company relinquished its Alzheimer’s license and accordingly recorded a loss on disposal of $16,591.

Clinical Research Services Agreement

On September 7, 2012, the Company entered into a Clinical Research Services Agreement (“CRS Agreement”) with SGS Life Science Services (“SGS”), a company with its registered offices in Belgium, for clinical research services relating to the Company’s CardioPET Phase II study to assess myocardial perfusion and fatty acid uptake in coronary artery disease (CAD) patients. The phase II trial will be an open label trial designed to assess the safety and diagnostic performance of CardioPET as compared to stress echocardiography, myocardial perfusion imaging and angiography as a gold standard of background disease.

In addition, the Company engaged FGK Representative Service GmbH to serve as the Company’s sponsor in compliance with the laws governing clinical trials conducted in the European Union.  On February 28, 2013, the Company announced that the Phase II trial had begun and released the initial data and images from the trial. On February 6, 2014, the Company presented interim data from the trial at the SNMMI mid-winter meeting.  On October 20, 2014, the Company presented additional interim data at the EANM meeting in Gothenburg, Sweden. In December 2014, the Company announced that the enrollment for a Phase II clinical trial of CardioPET was closed. The estimated remaining cost payable to SGS through the completion of the trial is approximately $680,000.

On May 23, 2014, the Company entered into a Master Services Agreement with PPD Development, LP, a clinical research organization engaged in the business of managing clinical research programs and providing clinical development and other related services, for the clinical research services relating to the Company’s BFPET Phase II study.  The Phase II trial will be an open label trial designed to assess the safety and diagnostic performance of BFPET.  Multiple trial sites are planned in various locations in the United States.  In connection with this agreement, the Company has recorded $255,000 as of December 31, 2014 related to start-up costs.  The trial is expected to commence in the first half of 2015. The estimated cost of this program is $1.7 million.

Executive Employment Contracts

The Company maintains employment contracts with key Company executives that provide for the continuation of salary and the grant of certain options to the executives if terminated for reasons other than cause, as defined within the agreements. One contract also provides for a $1 million bonus should the Company execute transactions as specified in the contract, including the sale of substantially all of the Company’s assets or stock, or merger transaction, any of which resulting in compensation to the Company’s stockholders aggregating in excess of $50 million for such transaction.

Operating Lease Commitment

In July 2011, the Company entered into a three-year lease for office space, which commenced May 1, 2012 and expires on April 30, 2015. On July 1, 2014, the Company increased its office space and amended this agreement. The amended annual minimum lease payments for this office space are $76,200 per year plus common area costs. In accordance with the amended agreement, the Company maintains a$9,525 security deposit. On February 24, 2015, the Company signed a three-year renewal of the lease which will expire on April 30, 2018. Subsequent to April 30, 2016, the Company will have the option to terminate the lease with 6 months prior notice. The future minimum lease payments remaining through April 30, 2018 are as follows:

Year ending December 31:
2015	$76,200
2016	76,200
2017	76,200
2018	25,400
Total	$254,000

Rent expense, net of sublease income, was $74,680 and $31,485 for the years ended December 31, 2014 and 2013, respectively.

Legal Contingencies

On July 16, 2013, Todd Nelson, as plaintiff, served Fluoropharma Medical, Inc. with process in the matter captioned, Todd Nelson v. Fluoropharma Medical, Inc.; and Does 1 through 10, No. 13 CV 01152 JAD CWH, which is pending before the United States District Court for the District of Nevada. In this action, the plaintiff alleged that he suffered damages attributable to the Company’s refusal to honor certain stock options after February 28, 2012. Plaintiff seeks at least $325,200 in damages, as well as punitive and exemplary damages, prejudgment interest, and costs. Discovery has closed and the Company is reviewing its options to dismiss Plaintiff’s claims without the necessity of a trial. Management believes that it has meritorious defenses in all such matters, and accordingly, no accrual has been recorded for these matters as of December 31, 2014.

The Company is not aware of any other material, active, pending or threatened proceeding, nor is the Company, or any subsidiary, involved as a plaintiff or defendant in any other material proceeding or pending litigation.